-------------------------------
                                                            OMB APPROVAL
                                                 -------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:      December 31, 2006
                                                 Estimated average
                                                   burden hours per
                                                   response: .............. 22.8
                                                 -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------

Check here if Amendment [X]; Amendment Number:          2
                                               -----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      623 Fifth Avenue, 20th Floor
              New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Brian Kriftcher
Title:        Chief Operating Officer
Phone:        (212) 209-2000

Signature, Place, and Date of Signing:

/S/ BRIAN KRIFTCHER                 New York, New York          August 15, 2005
-------------------                 -------------------         --------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                              -----------
Form 13F Information Table Entry Total:                                 4
                                                              -----------
Form 13F Information Table Value Total:                          $307,774
                                                              -----------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                           FORM 13F INFORMATION TABLE
                        SATELLITE ASSET MANAGEMENT, L.P.
                        FOR QUARTER ENDED MARCH 31, 2005

                                        VALUE
                                        X          SHARES    SH/   PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
ISSUER               TYPE   CUSIP       1000       PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE       SHARED      NONE
--------------------------------------------------------------------------------------------------------------------------------
CAESARS              COM    127687101    8,211     414,900   SH          SOLE                    414,900
ENTMT INC
--------------------------------------------------------------------------------------------------------------------------------
NEXTEL               CL A   65332V103  147,943   5,205,600   SH          SOLE                  5,205,600
COMMUNI-
CATIONS INC
--------------------------------------------------------------------------------------------------------------------------------
SUNGARD              COM    867363103   60,893   1,765,000   SH          SOLE                  1,765,000
DATA SYS INC
--------------------------------------------------------------------------------------------------------------------------------
TOYS R US            COM    892335100   90,727   3,522,000   SH          SOLE                  3,522,000
INC
--------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY:   14 DATA RECORDS    $ 307,774